Schedule of Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll		$ 1,094,666	$ 421,645
Royalties		75,642	166,540
Accrued interest		44,291	0
Accrued property and use tax		10,905	10,905
Other		87,645	13,269
Total accrued liabilities	$ 5,049,228	$ 1,313,149	$ 612,359